Average Annual Total Returns - Morningstar Defensive Bond Fund	Morningstar Defensive Bond Fund Since Inception	Morningstar Defensive Bond Fund 1 Year	Morningstar Defensive Bond Fund Inception Date	Morningstar Defensive Bond Fund Return After Taxes on Distributions Since Inception	Morningstar Defensive Bond Fund Return After Taxes on Distributions 1 Year	Morningstar Defensive Bond Fund Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Morningstar Defensive Bond Fund Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) Since Inception		Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year		Bloomberg Barclays U.S. Aggregate 1-3 Year Index (reflects no deduction for fees, expenses, or taxes) Since Inception		Bloomberg Barclays U.S. Aggregate 1-3 Year Index (reflects no deduction for fees, expenses, or taxes) 1 Year
Total	3.89%	4.75%	Nov. 02, 2018	2.78%	3.47%	2.52%	2.86%	8.83%	[1]	7.51%	[1]	3.82%	[2]	3.08%	[2]

[1]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based, flagship benchmark that measures the investment grade, U.S.-dollar-denominated, fixed-rate, taxable bond market.
[2]	The Bloomberg Barclays U.S. Aggregate 1-3 Year Index consists of publicly issued, investment-grade corporate, U.S. Treasury and government agency securities with remaining maturities of one to three years, and is the index against which the Fund is primarily managed.